Other Long-Term Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2012 World of Warcraft Game Points Refund Agent USD ($)	Dec. 31, 2012 World of Warcraft Game Points Refund Agent CNY	Dec. 31, 2011 World of Warcraft Game Points Refund Agent CNY
Schedule of Other Assets [Line Items]
Deferred employee compensation	$ 876,287	5,459,354	10,708,214
Prepayment and deposits for property, equipment and software	5,267,890	32,819,483	28,565,286
Long-term receivable, non current				7,270,199	3,561,524	22,188,652	28,651,292
Others	75,326	469,286	561,612
Total	$ 9,781,027	60,936,775	75,756,603